Revenue - Schedule of Receivables, Contract Assets and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Contract with customer, asset and liability
Receivables from contracts with customers	[1]	¥ 1,126,597	¥ 1,183,115
Contract assets	[1]	13,985	19,147
Contract liabilities	[2]	¥ 271,286	¥ 254,646

[1]	Receivables from contracts with customers and contract assets are included in the consolidated balance sheets as “Notes and accounts receivable, trade and contract assets” and “Other”, non-current.
[2]	Contract liabilities are included in the consolidated balance sheets as “Other”, both current and non-current.